Provisions - Sensitivities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions
Percentage change in discount rate used to arrive at provision for decommissioning, restoration and rehabilitation costs	1.00%	1.00%
1% Increase	$ (1,856)	$ (1,799)
1% Decrease	$ 2,437	$ 2,390